Provisions for discounts, rebates and sales returns	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Provisions for discounts, rebates and sales returns

D.23. Provisions for discounts, rebates and sales returns

Adjustments between gross sales and net sales, as described in Note B.13.1., are recognized either as provisions or as reductions in accounts receivable, depending on their nature.

The table below shows movements in these items:

(€ million)	Government and State programs(a)	Government and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2015	1,439	312	221	876	393	6	3,247
Provision related to current period sales	4,912	1,954	4,131	5,913	585	31	17,526

Net change in provision related to prior period sales	(35)	-	(20)	(45)	35	-	(65)

Payments made	(4,295)	(1,636)	(4,001)	(5,672)	(541)	(31)	(16,176)

Currency translation differences	152	42	18	11	29	-	252

Reclassification of the Animal Health business(c)	-	-	-	(139)	(21)	(1)	(161)
Balance at December 31, 2015(d)	2,173	672	349	944	480	5	4,623
Provision related to current period sales	5,240	1,869	4,132	5,394	547	14	17,196

Net change in provision related to prior period sales	(6)	-	(8)	(20)	18	(1)	(17)

Payments made	(5,078)	(1,796)	(4,204)	(5,230)	(509)	(15)	(16,832)

Currency translation differences	69	26	11	23	14	-	143
Balance at December 31, 2016(d)	2,398	771	280	1,111	550	3	5,113
Provision related to current period sales	5,131	2,027	4,069	5,897	537	29	17,690

Net change in provision related to prior period sales	(46)	(11)	(8)	30	(11)	-	(46)

Payments made	(5,129)	(2,031)	(3,925)	(5,897)	(466)	(26)	(17,474)

Currency translation differences	(268)	(93)	(39)	(74)	(63)	-	(537)
Balance at December 31, 2017(d)	2,086	663	377	1,067	547	6	4,746

(a)	Primarily the US government’s Medicare and Medicaid programs.
(b)	Mainly rebates and other price reductions granted to healthcare authorities in the United States.
(c)

This line comprises the provisions for discounts, rebates and sales returns of the Animal Health business, reclassified to Liabilities related to assets held for sale or exchange as of December 31 2015 in accordance with IFRS 5 (see Notes D.1. and D.36.).

(d)	Provisions related to US net sales amount to €3,487 million as of December 31, 2017, €3,818 million as of December 31, 2016 and €3,584 million as of December 31, 2015.